Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Intangible assets		$ 23,586	$ 24,180
Property, plant and equipment		223,175	226,380
Joint ventures and associates		25,329	27,927
Investments in securities		3,074	7,222
Deferred tax		12,097	13,791
Retirement benefits		6,051	2,799
Trade and other receivables	[1]	7,826	8,475
Derivative financial instruments	[1]	574	919
Non-current assets		301,712	311,693
Current assets
Inventories		21,117	25,223
Trade and other receivables	[1]	42,431	44,565
Derivative financial instruments	[1]	7,193	5,304
Cash and cash equivalents		26,741	20,312
Current assets		97,482	95,404
Total assets		399,194	407,097
Non-current liabilities
Debt		66,690	73,870
Trade and other payables	[1]	2,735	3,447
Derivative financial instruments	[1]	1,399	981
Deferred tax		14,837	13,007
Retirement benefits		11,653	13,247
Decommissioning and other provisions		21,533	24,966
Non-current liabilities		118,847	129,518
Current liabilities
Debt		10,134	11,795
Trade and other payables	[1]	48,888	51,410
Derivative financial instruments	[1]	7,184	5,253
Taxes payable		7,497	7,250
Retirement benefits		451	594
Decommissioning and other provisions		3,659	3,465
Current liabilities		77,813	79,767
Total liabilities		196,660	209,285
Equity
Share capital		685	696
Shares held in trust		(1,260)	(917)
Other reserves		16,615	16,932
Retained earnings		182,606	177,645
Equity attributable to Royal Dutch Shell plc shareholders		198,646	194,356
Non-controlling interest		3,888	3,456
Total equity		202,534	197,812
Total liabilities and equity		$ 399,194	$ 407,097

[1]	With effect from 2018, current and non-current derivative assets and liabilities are no longer presented as part of Trade and other receivables and Trade and other payables, but separately disclosed on the Consolidated Balance Sheet to provide more insight. Comparatives were revised to align with the current year presentation.